   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 10, 2006.

                                                              FILE NO. 333-76423
                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 231                                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 10, 2006 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             , pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information (including all financial statements) for Hartford Leaders Edge variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 21, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-76423), as filed on April 7, 2006, and declared effective on May 1, 2006.

Supplements to the Prospectus and Statement of Additional Information for Hartford Leaders Edge variable annuity, dated October 10, 2006, are included in Part A and Part B of this Post-Effective Amendment No. 21.

                                     PART A

                       HARTFORD LEADERS EDGE SERIES I/IR
                               FILE NO. 333-76423

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

     SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

              SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS

EFFECTIVE NOVEMBER 6, 2006, THE FOLLOWING INFORMATION IS ADDED TO YOUR
PROSPECTUS:

THE FOLLOWING FUND INFORMATION IS ADDED IN ALPHABETICAL ORDER TO THE TABLE UNDER THE SECTION ENTITLED "THE FUNDS:"

AMERICAN FUNDS GLOBAL BOND FUND SUB-ACCOUNT which           Capital Research and Management      Seeks to provide you, over the long
 purchases Class 2 shares of the Global Bond Fund of        Company                              term, with a high level of total
 American Funds Insurance Series (also known as American                                         return as consistent with prudent
 Variable Insurance Series)                                                                      management, by investing primarily
                                                                                                 in investment grade bonds issued by
                                                                                                 entities based around the world and
                                                                                                 denominated in various currencies,
                                                                                                 including U.S. dollars

THE FOLLOWING INFORMATION IS ADDED AS THE LAST SENTENCE IN THE LAST PARAGRAPH OF "APPENDIX II -- ACCUMULATION UNIT VALUES:"

There is no information for the American Funds Global Bond Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6040

                                     PART B

                       HARTFORD LEADERS EDGE SERIES I/IR
                               FILE NO. 333-76423

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

  SUPPLEMENT DATED OCTOBER 10, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2006

  SUPPLEMENT DATED OCTOBER 10, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING IS ADDED AS THE LAST SENTENCE IN THE LAST PARAGRAPH OF "ACCUMULATION UNIT VALUES:"

There is no information for the American Funds Global Bond Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

                  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

HV-6038

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    All financial statements are included in Part A and Part B of the
       Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(1)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(2)
       (5)    Form of Application.(2)
       (6)    (a) Articles of Incorporation of Hartford.(3)
              (b) Bylaws of Hartford.(3)
       (7)    Not applicable.
       (8)    Form of Fund Participation Agreement.(4)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-76423, dated June 21, 1999.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
------------------------------------------------------------------------------------------------------------------
Simpa Baiye                         Assistant Actuary
------------------------------------------------------------------------------------------------------------------
David G. Bedard                     Senior Vice President
------------------------------------------------------------------------------------------------------------------
David A. Carlson                    Director of Taxes, Senior Vice President
------------------------------------------------------------------------------------------------------------------
Richard G. Costello                 Vice President and Secretary
------------------------------------------------------------------------------------------------------------------
Rochelle S. Cummings                Vice President
------------------------------------------------------------------------------------------------------------------
James Davey                         Senior Vice President
------------------------------------------------------------------------------------------------------------------
Christopher M. Grinnell             Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Daniel R. Gilbert                   Actuary, Vice President
------------------------------------------------------------------------------------------------------------------
Susan M. Hess                       Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Charles E. Hunt                     Vice President
------------------------------------------------------------------------------------------------------------------
Anne Iezzi                          Vice President, Chief Compliance Officer
------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                    Senior Vice President
------------------------------------------------------------------------------------------------------------------
Michael L. Kalen                    Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
Thomas P. Kalmbach                  Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                 Senior Vice President
------------------------------------------------------------------------------------------------------------------
Diane Krajewski                     Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President
------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                   Vice President
------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
------------------------------------------------------------------------------------------------------------------
Kenneth A. McCullum                 Senior Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
------------------------------------------------------------------------------------------------------------------
Jonathan L. Mercier                 Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Peter J. Michalik                   Vice President
------------------------------------------------------------------------------------------------------------------
John J. Mittelstadt                 Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                    Senior Vice President
------------------------------------------------------------------------------------------------------------------
Michael J. Roscoe                   Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Richard Rubin                       Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Wade A. Seward                      Vice President
------------------------------------------------------------------------------------------------------------------
Martin A. Swanson                   Vice President
------------------------------------------------------------------------------------------------------------------
Charles D. Tatro                    Actuary, Assistant Vice President
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Andrew J. Waggoner                  Vice President
------------------------------------------------------------------------------------------------------------------
John C. Walters                     Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
Neal S. Wolin                       Executive Vice President, General Counsel
------------------------------------------------------------------------------------------------------------------
Lizabeth H. Zlatkus                 Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*
------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 4, to the Registration Statement File No. 333-119414, filed on April 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of July 31, 2006, there were 212,206 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
David A. Carlson                Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello             Vice President and Secretary
Anthony Dowling                 Chief Compliance Officer
Stephen T. Joyce                Senior Vice President
Thomas M. Marra                 Director
Martin A. Swanson               Vice President
John C. Walters                 Chief Executive Officer, Director
William Wilcox                  Chief Legal Officer
Lizabeth H. Zlatkus             Executive Vice President & Chief Financial Officer, Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of October, 2006.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and
       Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and
       Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Michael L. Kalen, Executive Vice President,
 Director*
Thomas M. Marra, President, Chief Executive
 Officer and Chairman of the Board, Director*
Glenn D. Lammey Chief Financial Officer
Ernest M. McNeill Jr, Vice President & Chief
 Accounting Officer*
John C. Walters, Executive Vice President,
  Director*                                                        *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Richard J. Wirth
  Director*                                                               Attorney-in-Fact
David M. Znamierowski, Executive Vice                              Date:  October 10, 2006
 President & Chief Investment Officer,
 Director*

333-76423

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.